Related-Party Transactions - Compensation Expenses of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 1,450	¥ 1,693	¥ 1,537
Share-based compensation	¥ 615	¥ 868	¥ 461